Statements of Financial Condition - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Investment in Millburn Multi-Markets Trading L.P. (the "Master Fund")	$ 139,012,777	$ 191,189,357
Due from the Master Fund	2,272,143	736,814
Cash and cash equivalents	0	2,864,000
Total assets	141,284,920	194,790,171
LIABILITIES:
Capital contributions received in advance	0	2,864,000
Capital withdrawal payable to Limited Partners	2,272,143	736,814
Total liabilities	2,272,143	3,600,814
PARTNERS' CAPITAL:
General Partner	2,803,226	3,122,595
Total limited partners	136,209,551	188,066,762
Total partners' capital	139,012,777	191,189,357
TOTAL	141,284,920	194,790,171
Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 108,544,835	$ 166,972,241
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,089.83	$ 1,263.51
Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 7,431,183	$ 10,343,480
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,299.02	$ 1,476.27
Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 4,015,189	$ 4,831,807
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,325.38	$ 1,506.23
Series D [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 16,218,344	$ 5,919,234
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,251.08	$ 1,432.49
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $91,546,413 and $99,692,940)	$ 91,539,195	$ 99,835,520
Net unrealized appreciation on open futures and forward currency contracts	20,183,485	5,430,488
Due from brokers	22,876,161	20,430,870
Cash denominated in foreign currencies (cost $21,945,775 and $31,152,549)	22,644,281	31,566,671
Total equity in trading accounts	157,243,122	157,263,549
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $408,518,267 and $440,349,793)	408,476,105	440,688,034
Cash and cash equivalents	42,498,650	53,997,893
ACCRUED INTEREST RECEIVABLE	3,523,202	2,333,434
DUE FROM MILLBURN MULTI-MARKETS LTD.	100	100
TOTAL	611,741,179	654,283,010
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	125,252	5,818,429
Subscriptions in advance	0	1,565,000
Capital withdrawal payable to Limited Partners	53,597,364	736,814
Capital withdrawal payable to General Partner	622,309	9,224,590
Management fee payable	648,347	798,199
Selling commissions payable	196,027	283,920
Accrued expenses	286,761	254,637
Due to brokers	1,909,153	4,479,776
Commissions and other trading fees on open futures contracts	108,048	119,320
Total liabilities	57,493,261	23,280,685
PARTNERS' CAPITAL:
Total partners' capital	554,247,918	631,002,325
TOTAL	$ 611,741,179	$ 654,283,010